Stock Based Compensation Plans: (Tables)	12 Months Ended
Dec. 31, 2013
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Share option transactions for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	6,753,188	$ 1.77	5,185,188	$ 1.42	3,178,102	$ 2.39
Options exercised	(1,560,188)	0.43	(52,500)	1.56	(138,501)	0.93
Options expired	-	-	-	-	(1,521,413)	4.52
Options forfeited	-	-	-	-	(126,000)	1.82
Options granted	250,000	3.00	1,620,500	2.89	3,793,000	1.85
Options outstanding - end of period	5,443,000	$ 2.21	6,753,188	$ 1.77	5,185,188	$ 1.42

Options exercisable - end of period	4,493,000	$ 2.27	4,568,988	$ 1.59	2,897,688	$ 1.07

Options outstanding and exercisable

The following table relates to stock options at December 31, 2013:

	Outstanding Options				Exercisable Options
Exercise Price Range	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.82 - $1.82	2,622,500	$1.82	$4,222,225	2.01	2,622,500	$1.82	$4,222,225	2.01
$1.92 - $1.92	950,000	$1.92	1,434,500	7.44	-	-	-	-
$2.89 - $2.89	1,620,500	$2.89	875,070	3.08	1,620,500	$2.89	875,070	3.08
$3.00 - $3.00	250,000	$3.00	107,500	4.44	250,000	$3.00	107,500	4.44
$1.82 - $3.00	5,443,000	$2.21	$6,639,295	3.39	4,493,000	$2.27	$5,204,795	2.53

weighted average assumptions

The weighted average grant date fair value of options granted during the years ended December 31, 2013 and 2012 was calculated at $0.98 and $1.22, respectively. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

	2013	2012
Risk free interest rate	0.34%	0.29%
Expected term	2.0 years	2.9 years
Expected volatility	59%	65%
Dividend yield	nil	nil